CORPORATE INCOME TAX - Deferred tax (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Deferred tax assets
Unrecognised tax loss carried forward	₫ 8,936,844	$ 367,242,408	₫ 5,202,753			₫ 3,285,533
Deferred tax assets from lease back transaction	3,625,123	148,967,454	3,492,038			3,127,683
Written-off R&D expenses	3,252,649	133,661,352	2,249,112			971,726
Lease liabilities	721,285	29,639,819	1,063,152			904,451
Excess of deductible capped interest expense carried forward	1,886,951	77,540,621	1,131,794			734,621
Start-up costs	739,605	30,392,644	794,479			704,720
Provision for net realizable value of inventory	463,188	19,033,820	446,205			192,141
Impairment of long-lived assets	539,442	22,167,331	44,663			122,954
Others	1,494,371	61,408,301	728,463			173,872
Total deferred tax assets	21,659,458	890,053,750	15,152,659			10,217,701
Less valuation allowance	(19,115,404)	(785,510,746)	(12,513,175)		$ (514,204,849)	(7,911,734)	₫ (2,840,310)
Total deferred tax assets, net amount	2,544,054	104,543,004	2,639,484			2,305,967
Deferred tax liabilities
Deferred tax liabilities from lease back transaction	(2,437,689)	(100,172,139)	(2,442,623)			(2,354,879)
Right-of-use assets	(721,285)	(29,639,819)	(1,063,152)			(904,451)
Others	(323,723)	(13,302,774)	(158,973)			(106,403)
Total deferred tax liabilities	(3,482,697)	(143,114,732)	(3,664,748)			(3,365,733)
Deferred tax liabilities, net	(938,643)	(38,571,728)	(1,025,264)			(1,059,766)
Reflected in the consolidated balance sheet as follows:
Deferred tax liabilities	938,643	38,571,728	1,025,264	[1]		1,059,766
Deferred tax liabilities, net	₫ (938,643)	$ (38,571,728)	₫ (1,025,264)			₫ (1,059,766)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).